Servicing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Servicing Activities [Abstract]
Schedule of Servicing Assets at Fair Value [Table Text Block]
The following table summarizes activity related to MSRs, which are carried at fair value. As there are limited MSR market transactions that are directly observable, management estimates fair value using internally developed discounted cash flow models (an income approach) to estimate the fair value. These internal valuation models estimate net cash flows based on internal operating assumptions that we believe would be used by market participants in orderly transactions combined with market-based assumptions for loan prepayment rates, interest rates, and discount rates that we believe approximate yields required by investors in this asset.

Year ended December 31, ($ in millions)	2012 (a)	2011
Estimated fair value at January 1,	$2,519	$3,738
Additions recognized on sale of mortgage loans	240	622
Additions from purchases of servicing rights	—	31
Subtractions from sales of servicing assets	—	(266)
Changes in fair value
Due to changes in valuation inputs or assumptions used in the valuation model	(282)	(1,041)
Other changes in fair value	(395)	(565)
Deconsolidation of ResCap	(1,130)	—
Estimated fair value at December 31,	$952	$2,519

(a)	The remaining balance is at Ally Bank, due to the deconsolidation of ResCap. Ally Bank announced that it has begun to explore strategic alternatives for its agency MSR portfolio.

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets [Table Text Block]
The key economic assumptions and sensitivity of the fair value of MSRs to immediate 10% and 20% adverse changes in those assumptions were as follows.

December 31, ($ in millions)	2012	2011
Weighted average life (in years)	4.6	4.7
Weighted average prepayment speed	13.5%	15.7%
Impact on fair value of 10% adverse change	$(77)	$(135)
Impact on fair value of 20% adverse change	(144)	(257)
Weighted average discount rate	7.7%	10.2%
Impact on fair value of 10% adverse change	$(10)	$(59)
Impact on fair value of 20% adverse change	(19)	(114)

Components Of Servicing Valuation And Hedge Activities [Table Text Block]
The components of servicing valuation and hedge activities, net, were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Change in estimated fair value of mortgage servicing rights	$(560)	$(793)	$(147)
Change in fair value of derivative financial instruments	556	359	(470)
Servicing asset valuation and hedge activities, net	$(4)	$(434)	$(617)

Components Of Mortgage Servicing Fees [Table Text Block]
The components of mortgage servicing fees were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Contractual servicing fees, net of guarantee fees and including subservicing	$281	$344	$277
Late fees	7	9	7
Ancillary fees	12	12	11
Total mortgage servicing fees	$300	$365	$295

Schedule Of Unpaid Principal Balance Of Serviced Mortgage Assets [Table Text Block]
The unpaid principal balance of our serviced mortgage assets were as follows.

December 31, ($ in millions)	2012 (a)	2011
On-balance sheet mortgage loans
Held-for-sale and investment	$10,938	$18,871
Operations held-for-sale	—	541
Off-balance sheet mortgage loans
Loans sold to third-party investors
Private-label	—	50,886
GSEs	119,384	262,868
Whole-loan	2	15,105
Purchased servicing rights	—	3,247
Operations held-for-sale	—	4,912
Total primary serviced mortgage loans	130,324	356,430
Subserviced mortgage loans	—	26,358
Subserviced operations held-for-sale	—	4
Total subserviced mortgage loans	—	26,362
Master-servicing-only mortgage loans	—	8,557
Total serviced mortgage loans	$130,324	$391,349

(a)	The remaining balances were serviced by Ally Bank, due to the deconsolidation of ResCap. Ally Bank announced that it has begun to explore strategic alternatives for its agency MSR portfolio.

Schedule Of Total Serviced Automobile Loans Outstanding [Table Text Block]
The total serviced automobile finance loans outstanding were as follows.

December 31, ($ in millions)	2012	2011
On-balance sheet automobile finance loans and leases
Consumer automobile	$53,715	$63,884
Commercial automobile	32,822	37,302
Operating leases	13,550	9,275
Operations held-for-sale	25,979	102
Other	41	—
Off-balance sheet automobile finance loans
Loans sold to third-party investors
Securitizations	1,474	—
Whole-loan	6,541	12,318
Total serviced automobile finance loans and leases	$134,122	$122,881